CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Of Income And Comprehensive Income [Abstract]
NET LOSS	$ (3,425)	$ (1,293)	$ (1,659)
OTHER COMPREHENSIVE INCOME (LOSS) - NET OF TAX:
Defined benefit pension plan adjustment	14	(28)	20
Foreign currency translation adjustment	203	224	66
Unrealized holding loss on marketable securities	(124)	(351)
Reclassification adjustment for loss included in net income	97
Other	(10)
Other comprehensive income (loss)	180	(155)	86
COMPREHENSIVE LOSS ATTRIBUTABLE TO GIGAMEDIA SHAREHOLDERS	$ (3,245)	$ (1,448)	$ (1,573)